CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial gains (losses) on defined benefit plans	Cash flow hedges	Investments in equity securities	Total limited partners' equity	Preferred limited partners' equity	Preferred equity	Participating non-controlling interests - in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Beginning balance at Dec. 31, 2016	[1]	$ 12,672		$ (257)	$ (404)	$ 4,124	$ (8)	$ (31)	$ 24	$ 3,448	$ 324	$ 576	$ 5,589	$ 55	$ 2,680
Net income (loss)		4	[1]	(49)						(49)	28	26	6	29	(36)
Other comprehensive income (loss)		1,350	[1]		26	508	(1)	2	(9)	526		39	383	9	393
Preferred Units issued (Note 17)	[1]	187
Preferred Units and LP Units issued		598		411						411	187
Adjustments				(63)						(63)				1	62
Capital contributions		793											793
Acquisition		1,354											1,354
Distributions or dividends declared		(1,203)		(328)						(328)	(28)	(26)	(543)	(35)	(243)
Distribution reinvestment plan		10		10						10
Other		(16)		17		(16)				1		1	(4)	(1)	(13)
Change in year		2,890		(2)	26	492	(1)	2	(9)	508	187	40	1,989	3	163
Ending balance at Dec. 31, 2017	[1]	15,562		(259)	(378)	4,616	(9)	(29)	15	3,956	511	616	7,578	58	2,843
Net income (loss)		583	[1]	23						23	38	26	439	41	16
Other comprehensive income (loss)		3,891	[1]		(205)	1,149	3	5	(8)	944		(48)	2,303	13	679
Preferred Units issued (Note 17)		196	[1]								196
LP Units purchased for cancellation		(51)		(51)						(51)
Capital contributions		537											537
Acquisition		21											21
Distributions or dividends declared		(1,383)		(355)						(355)	(38)	(26)	(664)	(45)	(255)
Distribution reinvestment plan		8		8						8
Other		38		(293)	(69)	355		(10)	(3)	(20)			75		(17)
Change in year		3,840		(668)	(274)	1,504	3	(5)	(11)	549	196	(48)	2,711	9	423
Ending balance at Dec. 31, 2018	[1]	19,402		(927)	(652)	6,120	(6)	(34)	4	4,505	707	568	10,289	67	3,266
Net income (loss)		80	[1]	(88)						(88)	44	26	113	50	(65)
Other comprehensive income (loss)		1,945	[1]		(35)	544	(4)	1	19	525		28	1,004	7	381
Preferred Units issued (Note 17)		126	[1]								126
Capital contributions		674											674
Disposal (Note 4)		(172)											(172)
Distributions or dividends declared		(1,607)		(370)						(370)	(44)	(26)	(844)	(55)	(268)
Distribution reinvestment plan		6		6						6
Other		26		265	(13)	(242)	1	1	(11)	1		1	22	(1)	3
Change in year		1,078		(187)	(48)	302	(3)	2	8	74	126	29	797	1	51
Ending balance at Dec. 31, 2019	[1]	$ 20,480		$ (1,114)	$ (700)	$ 6,422	$ (9)	$ (32)	$ 12	$ 4,579	$ 833	$ 597	$ 11,086	$ 68	$ 3,317

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).